TAXES ON INCOME - Deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	$ 734	$ 4,289
Initially consolidated companies		(3,356)
Amount included in statement of comprehensive income	(499)	(259)
Currency translation differences	(63)	60
Balance at ending	172	734
Amount presented in other comprehensive income	159
Deferred taxes are reflected in the balance sheet
Non-current assets	2,872	4,168
Non-current liabilities	(2,700)	(3,434)
Total	172	734
Fixed and intangible assets
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	(4,006)	(599)
Initially consolidated companies		(3,656)
Amount included in statement of comprehensive income	498	334
Currency translation differences	443	(85)
Balance at ending	(3,065)	(4,006)
Deferred taxes are reflected in the balance sheet
Total	(3,065)	(4,006)
Employee benefit liabilities
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	824	517
Initially consolidated companies		300
Amount included in statement of comprehensive income	(122)	(19)
Currency translation differences	(90)	26
Balance at ending	612	824
Deferred taxes are reflected in the balance sheet
Total	612	824
Carry- forward tax losses
Composition and changes in deferred taxes, as presented in the consolidated balance sheet,
Balance at beginning	3,916	4,371
Amount included in statement of comprehensive income	(875)	(574)
Currency translation differences	(416)	119
Balance at ending	2,625	3,916
Deferred taxes are reflected in the balance sheet
Total	$ 2,625	$ 3,916